Business Combinations	12 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Business Combinations
Business Combinations
Fermacell Acquisition
On 3 April 2018, the Company completed its acquisition of the Fermacell business with Xella International S.A. for a purchase price of €516.4 million (US$635.6 million based on the exchange rate at 3 April 2018). The acquisition was pursuant to the Sales and Purchase Agreement dated 7 November 2017, and was structured as a stock purchase, resulting in 100% ownership of Fermacell. The Company financed the acquisition through a combination of cash on hand and borrowings of €400.0 million (US$492.4 million based on the exchange rate at 3 April 2018) from the Term Loan Facility. See Note 10 for more information.
Headquartered in Dusseldorf, Germany, Fermacell operates six manufacturing plants across Germany, the Netherlands and Spain, with a sales force in 13 countries and revenues generated primarily from countries in Western Europe. Fermacell is a provider of innovative building solutions, producing and distributing high quality fiber gypsum boards and cement-bonded boards, which are two complementary products in the high performance board space. Management believes this acquisition will generate significant value by providing the Company with a significant European presence and a differentiated platform to position the Company for meaningful long-term growth in Europe.
In connection with this acquisition, the Company incurred related transaction and integration costs of US$21.8 million during the year ended 31 March 2019, which have been recorded in the consolidated statements of operations and comprehensive income in Selling, general and administrative expenses.
The following is the purchase price allocation for Fermacell:

(Millions of US dollars)
Cash and cash equivalents	$76.9
Accounts and other receivable	43.7
Inventories	39.7
Other assets	4.1
Property, plant and equipment	230.3
Intangible assets	187.0
Accounts payable	(40.5)
Other liabilities	(41.2)
Deferred tax liabilities	(84.4)
Net assets acquired	$415.6
Goodwill	220.0
Total consideration	$635.6

The purchase price allocation set forth above reflects fair value of the net assets acquired based on analysis performed by management.
The following table summarizes the estimated fair value of acquired identifiable intangible assets:

(Millions of US dollars)	Estimated remaining useful life (years)	Fair Value
Trade name	Indefinite	$126.8
Customer relationships	13	57.8
Other intangible assets	2 - 13	2.4
Total		$187.0

Intangible assets will be evaluated for impairment annually or more frequently if an event occurs or circumstances change that indicate it may be impaired, by comparing its fair value to its carrying amount to determine if a write-down to fair value is required.

Goodwill is attributable primarily to the benefits from the increased scale of the Company as a result of the Fermacell acquisition. Goodwill arising from the Fermacell acquisition is not deductible for income tax purposes.

We recorded adjustments to the preliminary purchase price allocation during the year as the Company had up to one year from the acquisition date to finalize its purchase price allocation. The Company has finalized its purchase price allocation as of 31 March 2019 and does not expect further changes. During the year ended 31 March 2019, the Company recorded net adjustments of €0.5 million related to property, plant and equipment, other liabilities and deferred taxes valuations, with a corresponding increase in goodwill.

Supplemental Pro Forma Results of Operations

The following unaudited supplemental pro forma information presents the results of operations of the Company, after giving effect to the Fermacell acquisition, as if the Company had completed the Fermacell acquisition and related financing (as described in Note 10) on 1 April 2017, but using the fair values of the assets acquired and liabilities assumed as of the closing dates of the acquisition. These unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations of the Company would have been if the Fermacell acquisition and related financing had occurred on the date assumed, nor are they indicative of future results of operations.

James Hardie Industries Consolidated Pro Forma

	Years Ended 31 March
	2019	2018
(Millions of US dollars)	(Unaudited)	(Unaudited)
Net sales	$2,506.6	$2,367.0
Income before income taxes	329.7	203.6

Europe Building Products Pro Forma

	Years Ended 31 March
	2019	2018
(Millions of US dollars)	(Unaudited)	(Unaudited)
Net sales	$368.3	$348.8
Income before income taxes	39.1	29.0

The unaudited pro forma results include the depreciation and amortization of the fair value of the acquired property, plant and equipment, customer relationships and other intangible assets and interest expense on the Term Loan Facility used to acquire Fermacell. The unaudited pro forma results exclude the impact of transaction and integration costs of US$21.8 million for the year ended 31 March 2019. The unaudited pro forma results also excludes the impact of the inventory fair value adjustment of US$7.3 million for the year ended 31 March 2019.